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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21483

Veracity Funds
(Exact name of registrant as specified in charter)

401 West Main Street, Suite 2100 Louisville, Kentucky	40202
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:    (502) 379-6980

Date of fiscal year end:         February 28, 2011

Date of reporting period:       August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Veracity Funds Veracity Small Cap Value Fund Semi-Annual Report August 31, 2010 (Unaudited)
Investment Advisor	Administrator
Integrity Asset Management, LLC	Ultimus Fund Solutions, LLC
401 West Main Street, Suite 2100	P.O. Box 46707
Louisville, Kentucky 40202	Cincinnati, Ohio 45246-0707
1-866-896-9292

Veracity Small Cap Value Fund Sector Diversification (% of Net Assets) As of August 31, 2010 (Unaudited)

Top Ten Equity Holdings
As of August 31, 2010 (Unaudited)

Company	Primary Business	Sector Classification	% of Net Assets
Magellan Health Services, Inc.	Health Care Providers & Services	Health Care	1.4%
TreeHouse Foods, Inc.	Food Products	Consumer Staples	1.4%
DiamondRock Hospitality Co. - REIT	Real Estate Investment Trusts (REITs)	Financials	1.3%
Key Energy Services, Inc.	Energy Equipment & Services	Energy	1.3%
Highwoods Properties, Inc. - REIT	Real Estate Investment Trusts (REITs)	Financials	1.3%
Whitney Holding Corp.	Commercial Banks	Financials	1.3%
AMERIGROUP Corp.	Health Care Providers & Services	Health Care	1.2%
Innophos Holdings, Inc.	Chemicals	Materials	1.2%
Ruddick Corp.	Food & Staples Retailing	Consumer Staples	1.2%
BE Aerospace, Inc.	Aerospace & Defense	Industrials	1.2%

Veracity Small Cap Value Fund
Schedule of Investments
August 31, 2010 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 10.4%
Buckle, Inc. (The)	12,513	$299,686
Callaway Golf Co.	108,184	676,150
CEC Entertainment, Inc. (a)	37,744	1,184,029
Cooper Tire & Rubber Co.	48,633	787,368
Cracker Barrel Old Country Store, Inc.	24,283	1,083,265
Dana Holding Corp. (a)	78,632	806,764
Entercom Communications Corp. (a)	80,429	442,360
Foot Locker, Inc.	56,487	663,157
Gaylord Entertainment Co. (a)	46,048	1,204,616
Genesco, Inc. (a)	42,220	1,065,633
Isle of Capri Casinos, Inc. (a)	75,373	533,641
Jones Apparel Group, Inc.	61,103	939,764
Media General, Inc. - Class A (a)	35,509	273,064
OfficeMax, Inc. (a)	70,290	684,625
RC2 Corp. (a)	54,102	996,018
Ryland Group, Inc. (The)	56,072	903,320
Stage Stores, Inc.	115,069	1,284,170
Tenneco, Inc. (a)	54,633	1,350,528
		15,178,158
Consumer Staples - 3.2%
Casey's General Stores, Inc.	21,268	800,102
Ruddick Corp.	54,196	1,754,325
TreeHouse Foods, Inc. (a)	49,772	2,065,538
		4,619,965
Energy - 5.2%
Berry Petroleum Co. - Class A	33,689	914,656
Complete Production Services, Inc. (a)	44,285	781,187
Helix Energy Solutions Group, Inc. (a)	119,615	1,088,497
Key Energy Services, Inc. (a)	232,313	1,860,827
Kodiak Oil & Gas Corp. (a)	290,974	715,796
Lufkin Industries, Inc.	41,680	1,611,349
Venoco, Inc. (a)	39,210	694,017
		7,666,329
Financials - 29.7%
AmTrust Financial Services, Inc.	58,856	803,384
Associated Estates Realty Corp. - REIT	97,289	1,319,239
Assured Guaranty Ltd.	62,429	964,528
Cardinal Financial Corp.	71,917	660,198
Cedar Shopping Centers, Inc. - REIT	106,890	590,033
Cogdell Spencer, Inc. - REIT	175,933	1,087,266
Colonial Properties Trust - REIT	74,380	1,179,667
Developers Diversified Realty Corp. - REIT	119,268	1,235,617
DiamondRock Hospitality Co. - REIT (a)	217,511	1,905,396
Education Realty Trust, Inc. - REIT	177,000	1,210,680
First Financial Bancorp	98,553	1,571,920
FPIC Insurance Group, Inc. (a)	34,521	1,047,712
Fulton Financial Corp.	97,325	805,851

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 29.7% (Continued)
Hancock Holding Co.	29,943	$815,049
Hanover Insurance Group, Inc. (The)	38,598	1,674,381
Highwoods Properties, Inc. - REIT	59,043	1,846,865
Inland Real Estate Corp. - REIT	185,315	1,428,779
Lexington Realty Trust - REIT	167,443	1,116,845
National Penn Bancshares, Inc.	236,130	1,371,915
National Retail Properties, Inc. - REIT	69,223	1,686,272
Pacific Continental Corp.	69,560	571,088
PacWest Bancorp	56,556	964,845
Pennsylvania Real Estate Investment Trust - REIT	58,205	608,824
Post Properties, Inc. - REIT	57,046	1,448,968
Radian Group, Inc.	161,822	1,024,333
RLI Corp.	21,184	1,111,313
Seacoast Banking Corp. of Florida (a)	180,606	218,533
Sunstone Hotel Investors, Inc. - REIT (a)	166,069	1,423,211
Susquehanna Bancshares, Inc.	175,296	1,386,591
Trustmark Corp.	68,335	1,303,149
U-Store-It Trust - REIT	160,590	1,284,720
Waddell & Reed Financial, Inc. - Class A	33,602	773,182
Washington Real Estate Investment Trust - REIT	48,429	1,483,865
Western Alliance Bancorp (a)	186,110	1,138,993
Whitney Holding Corp.	248,015	1,842,752
World Acceptance Corp. (a)	39,167	1,596,055
Zions Bancorp.	53,334	982,946
		43,484,965
Health Care - 7.1%
AMERIGROUP Corp. (a)	48,175	1,777,657
Cooper Cos., Inc. (The)	35,576	1,435,136
Health Management Associates, Inc. - Class A (a)	229,919	1,436,994
ICU Medical, Inc. (a)	19,976	711,745
King Pharmaceuticals, Inc. (a)	78,520	683,909
LifePoint Hospitals, Inc. (a)	46,734	1,421,648
Magellan Health Services, Inc. (a)	47,913	2,099,069
Medicis Pharmaceutical Corp. - Class A	31,669	870,897
		10,437,055
Industrials - 14.4%
AAR CORP. (a)	78,048	1,198,817
ABM Industries, Inc.	39,614	776,830
Actuant Corp. - Class A	57,689	1,143,396
Atlas Air Worldwide Holdings, Inc. (a)	31,591	1,369,154
Baldor Electric Co.	35,870	1,258,320
BE Aerospace, Inc. (a)	64,568	1,740,108
Ceradyne, Inc. (a)	32,488	709,538
Consolidated Graphics, Inc. (a)	30,217	1,199,917
Crane Co.	25,480	863,772
Dycom Industries, Inc. (a)	96,291	774,180
EMCOR Group, Inc. (a)	32,036	728,499
Genesee & Wyoming, Inc. - Class A (a)	30,255	1,174,196
Great Lakes Dredge & Dock Co.	196,855	993,133

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 14.4% (Continued)
Hexcel Corp. (a)	53,077	$905,494
Mueller Water Products, Inc. - Class A	348,533	826,023
Old Dominion Freight Line, Inc. (a)	39,238	914,638
Robbins & Myers, Inc.	45,260	1,070,852
Standex International Corp.	29,950	704,723
Tetra Tech, Inc. (a)	57,132	1,036,946
Wabash National Corp. (a)	136,212	834,980
Werner Enterprises, Inc.	42,658	850,600
		21,074,116
Information Technology - 12.0%
Aviat Networks, Inc. (a)	170,349	671,175
Benchmark Electronics, Inc. (a)	49,733	697,754
Comtech Telecommuncations Corp. (a)	47,930	976,334
Diodes, Inc. (a)	55,814	823,256
Entegris, Inc. (a)	224,598	864,702
Fairchild Semiconductor International, Inc. (a)	214,820	1,660,559
Integrated Device Technology, Inc. (a)	222,971	1,141,612
JDA Software Group, Inc. (a)	60,135	1,381,301
Lawson Software, Inc. (a)	79,190	601,844
Mentor Graphics Corp. (a)	171,737	1,561,089
Parametric Technology Corp. (a)	97,869	1,668,666
Photronics, Inc. (a)	218,850	941,055
Plexus Corp. (a)	43,927	1,011,200
Sapient Corp.	135,820	1,416,603
TriQuint Semiconductor, Inc. (a)	114,237	793,947
TTM Technologies, Inc. (a)	87,100	719,446
Veeco Instruments, Inc. (a)	22,003	731,160
		17,661,703
Materials - 8.7%
AK Steel Holding Corp.	34,520	439,785
Carpenter Technology Corp.	47,872	1,484,511
Innophos Holdings, Inc.	60,870	1,775,578
OMNOVA Solutions, Inc. (a)	120,690	736,209
Quaker Chemical Corp.	31,821	942,220
Rockwood Holdings, Inc. (a)	58,786	1,519,618
RTI International Metals, Inc. (a)	34,233	944,831
Schnitzer Steel Industries, Inc. - Class A	22,535	996,948
Solutia, Inc. (a)	123,571	1,673,151
Spartech Corp. (a)	62,627	559,259
Temple-Inland, Inc.	64,226	1,023,120
Worthington Industries, Inc.	47,733	678,763
		12,773,993
Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	267,178	627,869
PAETEC Holding Corp. (a)	186,252	763,633
		1,391,502
Utilities - 5.2%
Cleco Corp.	50,172	1,421,373

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Utilities - 5.2% (Continued)
El Paso Electric Co. (a)	40,333	$925,642
IDACORP, Inc.	41,796	1,465,368
New Jersey Resources Corp.	35,833	1,333,346
PNM Resources, Inc.	124,403	1,423,170
Vectren Corp.	41,672	1,022,631
		7,591,530

Total Common Stocks (Cost $139,145,271)		$141,879,316

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $5,208,670)	5,208,670	$5,208,670

Total Investments at Value - 100.3% (Cost $144,353,941)		$147,087,986

Liabilities in Excess of Other Assets - (0.3%)		(452,617)

Net Assets - 100.0%		$146,635,369

REIT - Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2010.

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Statement of Assets and Liabilities
August 31, 2010 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$144,353,941
At value (Note 1)	$147,087,986
Receivable for investment securities sold	32,759
Receivable for capital shares sold	302,066
Dividends receivable	111,394
Other assets	23,791
TOTAL ASSETS	147,557,996

LIABILITIES
Payable for investment securities purchased	626,067
Payable for capital shares redeemed	125,536
Payable to Advisor (Note 3)	136,195
Payable to administrator (Note 3)	19,700
Accrued distribution and service plan fees (Note 3)	12,308
Other accrued expenses and liabilities	2,821
TOTAL LIABILITIES	922,627

NET ASSETS	$146,635,369

Net assets consist of:
Paid-in capital	$176,157,098
Accumulated net investment loss	(171,288)
Accumulated net realized losses from security transactions	(32,084,486)
Net unrealized appreciation on investments	2,734,045
NET ASSETS	$146,635,369

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares	$58,266,319
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	2,788,349
Net asset value and offering price per share (a) (Note 1)	$20.90

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$88,369,050
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	4,215,892
Net asset value and offering price per share (a) (Note 1)	$20.96

(a)	Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Statement of Operations
For the Six Months Ended August 31, 2010 (Unaudited)
INVESTMENT INCOME
Dividends	$925,513
Interest	4
TOTAL INVESTMENT INCOME	925,517

EXPENSES
Investment advisory fees (Note 3)	814,668
Mutual fund services fees (Note 3)	122,393
Distribution and service plan expense - Class R (Note 3)	112,106
Custodian and bank service fees	13,919
Compliance service fees (Note 3)	12,000
Professional fees	11,910
Trustees' fees and expenses	10,110
Registration fees - Common	6,116
Registration fees - Class R	1,931
Registration fees - Class I	1,440
Insurance expense	7,813
Postage and supplies	5,463
Other expenses	10,588
NET EXPENSES	1,130,457

NET INVESTMENT LOSS	(204,940)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	4,640,736
Net change in unrealized appreciation/depreciation on investments	(10,151,262)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(5,510,526)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(5,715,466)

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months
	Ended		Year
	August 31,		Ended
	2010		February 28,
	(Unaudited)		2010
FROM OPERATIONS
Net investment income (loss)	$(204,940)		$195,167
Net realized gains (losses) from security transactions	4,640,736		(2,481,403)
Net change in unrealized appreciation/depreciation
on investments	(10,151,262)		62,585,798
Net increase (decrease) in net assets from operations	(5,715,466)		60,299,562

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class R	-		(24,103)
From net investment income, Class I	-		(137,412)
Decrease in net assets from distributions to shareholders	-		(161,515)

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
Proceeds from shares sold	11,401,474		17,963,487
Reinvestment of distributions to shareholders	-		24,101
Proceeds from redemption fees collected (Note 1)	239		2,133
Payments for shares redeemed	(39,074,883)	(a)	(16,362,664)
Net increase (decrease) in net assets from Class R capital share transactions	(27,673,170)		1,627,057

CLASS I
Proceeds from shares sold	38,435,882	(a)	20,121,062
Reinvestment of distributions to shareholders	-		110,398
Proceeds from redemption fees collected (Note 1)	13		23
Payments for shares redeemed	(9,266,894)		(7,229,483)
Net increase in net assets from Class I capital share transactions	29,169,001		13,002,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,219,635)		74,767,104

NET ASSETS
Beginning of period	150,855,004		76,087,900
End of period	$146,635,369		$150,855,004

ACCUMULATED NET INVESTMENT
INCOME (LOSS)	$(171,288)		$33,652

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
Shares sold	485,844		1,002,449
Shares issued in reinvestment of distributions to shareholders	-		1,140
Shares redeemed	(1,754,299)		(904,518)
Net increase (decrease) in shares outstanding	(1,268,455)		99,071
Shares outstanding, beginning of period	4,056,804		3,957,733
Shares outstanding, end of period	2,788,349		4,056,804

CLASS I
Shares sold	1,719,934		1,037,119
Shares issued in reinvestment of distributions to shareholders	-		5,215
Shares redeemed	(402,128)		(391,589)
Net increase in shares outstanding	1,317,806		650,745
Shares outstanding, beginning of period	2,898,086		2,247,341
Shares outstanding, end of period	4,215,892		2,898,086

(a)	Includes an exchange of shares from Class R to Class I of $30,174,229.

See accompanying notes to financial statements.

Veracity Small Cap Value Fund - Class R
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2010		Year Ended February 28,		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,		Year Ended February 28,
	(Unaudited)		2010		2009		2008		2007		2006

Net asset value at beginning of period	$21.67		$12.26		$20.92		$26.79		$26.01		$22.99

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.01		0.13		0.03		0.03		(0.02)
Net realized and unrealized gains (losses) on investments	(0.71)		9.41		(8.66)		(4.05)		2.18		3.84
Total from investment operations	(0.77)		9.42		(8.53)		(4.02)		2.21		3.82

Less distributions:
From net investment income	-		(0.01)		(0.13)		(0.03)		(0.03)		-
From net realized gains on investments	-		-		-		(1.81)		(1.40)		(0.80)
Return of capital	-		-		(0.00)	(a)	(0.01)		-		-
Total distributions	-		(0.01)		(0.13)		(1.85)		(1.43)		(0.80)

Proceeds from redemption fees collected (Note 1)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net asset value at end of period	$20.90		$21.67		$12.26		$20.92		$26.79		$26.01

Total return (b)	(3.55% )	(c)	76.80%		(40.91% )		(15.81% )		8.46%		16.98%

Net assets at end of period (000's)	$58,266		$87,928		$48,510		$91,731		$116,883		$44,708

Ratio of net expenses to average net assets	1.50%	(e)	1.50%	(d)	1.50%	(d)	1.50%	(f)	1.50%	(d)	1.49%	(d)

Ratio of net investment income (loss) to average net assets	(0.36% )	(e)	0.06%		0.70%		0.06%	(f)	0.08%		(0.13% )

Portfolio turnover rate	27%	(c)	69%		86%		92%		106%		140%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.54%, 1.56%, 1.56% and 1.82% for the years ended February 28, 2010, 2009, 2007 and 2006, respectively.

(e)	Annualized.

(f)
Absent the recoupment of previous fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.49% and the ratio of net investment income to average net assets would have been 0.07% for the year ended February 29, 2008.

See accompanying notes to financial statements.

Veracity Small Cap Value Fund - Class I
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2010		Year Ended February 28,		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,		Period Ended February 28,
	(Unaudited)		2010		2009		2008		2007		2006 (a)

Net asset value at beginning of period	$21.71		$12.27		$20.97		$26.85		$26.04		$23.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.05		0.18		0.07		0.08		0.02
Net realized and unrealized gains (losses) on investments	(0.74)		9.44		(8.69)		(4.03)		2.20		3.42
Total from investment operations	(0.75)		9.49		(8.51)		(3.96)		2.28		3.44

Less distributions:
From net investment income	-		(0.05)		(0.18)		(0.07)		(0.07)		(0.02)
From net realized gains on investments	-		-		-		(1.81)		(1.40)		(0.80)
Return of capital	-		-		(0.01)		(0.04)		-		-
Total distributions	-		(0.05)		(0.19)		(1.92)		(1.47)		(0.82)

Proceeds from redemption fees collected (Note 1)	0.00	(b)	0.00	(b)	-		0.00	(b)	-		-

Net asset value at end of period	$20.96		$21.71		$12.27		$20.97		$26.85		$26.04

Total return (c)	(3.45% )	(d)	77.33%		(40.79% )		(15.57% )		8.72%		15.03%	(d)

Net assets at end of period (000's)	$88,369		$62,927		$27,578		$50,456		$74,583		$29,328

Ratio of net expenses to average net assets	1.25%	(f)	1.25%	(e)	1.24%	(e)	1.25%	(g)	1.25%	(e)	1.25%	(e)(f)

Ratio of net investment income to average net assets	(0.11% )	(f)	0.31%		0.95%		0.31%	(g)	0.33%		0.12%	(f)

Portfolio turnover rate	27%	(d)	69%		86%		92%		106%		140%

(a)	Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)
Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.29%, 1.30%, 1.31% and 1.58%(f) for the periods ended February 28, 2010, 2009, 2007 and 2006, respectively.

(f)	Annualized.

(g)
Absent the recoupment of previous fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.24% and the ratio of net investment income to average net assets would have been 0.32% for the year ended February 29, 2008.

See accompanying notes to financial statements.

Veracity Small Cap Value Fund
Notes to Financial Statements
August 31, 2010 (Unaudited)

1.	Organization and Significant Accounting Policies

The Veracity Small Cap Value Fund (the “Fund”) is a diversified series of Veracity Funds (the “Trust”), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003.  The public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

The investment objective of the Fund is long-term capital growth.

The Fund’s two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund’s average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to distribution fees and require a $250,000 initial investment.

Securities valuation – Common stocks, including REIT’s, that are traded on any stock exchange are generally valued at the last quoted sale price, and when the market is active, will be classified as Level 1 within the fair value hierarchy. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Veracity Small Cap Value Fund
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$141,879,316	$-	$-	$141,879,316
Money Market Funds	5,208,670	-	-	5,208,670
Total	147,087,986	$-	$-	$147,087,986

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  The Fund did not have any significant transfers in and out of Level 1 or Level 2 during the six months ended August 31, 2010.  The Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2010.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding.  The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase.  During the periods ended August 31, 2010 and February 28, 2010, proceeds from redemption fees totaled $239 and $2,133, respectively, for Class R shares and $13 and $23, respectively, for Class I shares.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended August 31, 2010 and February 28, 2010 was as follows:

	Periods Ended	Ordinary Income	Total Distributions
Class R	August 31, 2010	$-	$-
	February 28, 2010	$24,103	$24,103

Class I	August 31, 2010	$-	$-
	February 28, 2010	$137,412	$137,412

Veracity Small Cap Value Fund
Notes to Financial Statements (Continued)

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.  Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Repurchase agreements – The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.  Repurchase agreements may be deemed to be loans by the Fund.  The Fund’s policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.  If the seller defaults and the fair value of the collateral declines, then realization of the collateral by the Fund may be delayed or limited.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2010:

Cost of portfolio investments	$145,451,988
Gross unrealized appreciation	19,315,342
Gross unrealized depreciation	(17,679,344)
Net unrealized appreciation	$1,635,998
Undistributed ordinary income	33,652
Accumulated ordinary loss	(204,940)
Capital loss carryforwards	(35,287,483)
Other gains	4,301,044
Accumulated deficit	$(29,521,729)

Veracity Small Cap Value Fund
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 28, 2010, the Fund had capital loss carryforwards of $35,287,483, of which $19,242,509 expires February 28, 2017 and $16,044,974 expires February 28, 2018.  These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of and during the six months ended August 31, 2010, the Fund did not have any liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the six months ended August 31, 2010, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended February 29, 2008, February 28, 2009 and February 28, 2010.

Contingencies and commitments – The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

2.	Investment Transactions

During the six months ended August 31, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $43,810,894 and $40,778,778, respectively.

3.	Transactions with Affiliates
Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund.  For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares.  This contractual obligation expires on June 30, 2011.  For the six months ended August 31, 2010, the Advisor did not reduce its advisory fees or reimburse expenses of the Fund.  As of August 31, 2010, the amount of advisory fees payable to the Advisor is $136,195.

Veracity Small Cap Value Fund
Notes to Financial Statements (Continued)

The Advisor may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund’s expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively.  As of August 31, 2010, the amount available for recovery by the Advisor is $123,250 and the Advisor may recover a portion of such amounts no later than the dates as stated below:

February 29, 2012	$67,153
February 28, 2013	56,097
$123,250

Trustees who are not affiliated with the Advisor receive compensation from the Fund.  Trustees who are affiliated with the Advisor receive no compensation from the Fund.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets, subject to a minimum monthly fee of $6,500.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

SERVICE PLAN AND AGREEMENT
The Trust has adopted a Service Plan and Agreement for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Class R shares.  The Advisor, in turn, may pay such fees to third parties for eligible services provided by those parties to Class R shareholders.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, UFD provides distribution services and serves as principal underwriter to the Fund.  For the six months ended August 31, 2010, UFD received $3,000 for its services under the Distribution Agreement.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.  In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer as required by Rule 38a-1 under the Investment Company Act of 1940.  For these services, Drake receives $2,000 per month from the Fund.  In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2010, Wilmington Trust Retirement Company, P.O. Box 52129, Phoenix, AZ 85072-2129, owned of record 32% of the Fund’s outstanding Class I shares.

Veracity Small Cap Value Fund
Notes to Financial Statements (Continued)

4.	Subsequent Events
The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

5.	New Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Veracity Small Cap Value Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Fund, you may incur two types of costs:  (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2010) and held until the end of the period (August 31, 2010).

The tables that follow illustrate the Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not impose any sales loads.  However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Veracity Small Cap Value Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Class R
	Beginning Account Value March 1, 2010	Ending Account Value Aug. 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 964.50	$7.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.64	$7.63
* Expenses are equal to Class R’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class I
	Beginning Account Value March 1, 2010	Ending Account Value Aug. 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 965.50	$6.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.90	$6.36
* Expenses are equal to Class I’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling 1-866-896-9292.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	October 22, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 22, 2010

* Print the name and title of each signing officer under his or her signature.